UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyrus Capital LLP

Address:   11 Grosvenor Place
           London, United Kingdom  SW1X 7HH


Form 13F File Number: 028-13726


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Xavier Freixes
Title:  Chief Executive Officer
Phone:  +44 20 7245 7900

Signature,  Place,  and  Date  of  Signing:

/s/ Xavier Freixes                 London, United Kingdom             2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $      116,035
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13727             Tony Chedraoui
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ENCANA CORP              COM            292505104   19,656   675,000 SH       DEFINED    1          675,000      0    0
KROGER CO                COM            501044101    5,031   225,000 SH       DEFINED    1          225,000      0    0
DEL MONTE FOODS CO       COM            24522P103   18,800 1,000,000 SH       DEFINED    1        1,000,000      0    0
GENZYME CORP             COM            372917104   16,732   235,000 SH       DEFINED    1          235,000      0    0
GENERAL MTRS CO          COM            37045V100   23,038   625,000 SH       DEFINED    1          625,000      0    0
PETROHAWK ENERGY CORP    COM            716495106   20,988 1,150,000 SH       DEFINED    1        1,150,000      0    0
NOVARTIS A G             SPONSORED ADR  66987V109   11,790   200,000     PUT  DEFINED    1          200,000      0    0


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